SUMMARY PROSPECTUS – MAY 1, 2010 RS International Growth Fund

Share Class (Ticker): Class A (GUBGX), Class B (GBGBX), Class C (RIGCX), Class K (RIGKX)	Before you invest, you may want to review the Fund’s prospectus, which contains more information about the Fund and its risks. You can find the Fund’s prospectus and other information about the Fund, including the Fund’s Statement of Additional Information (SAI) and most recent reports to shareholders, online at www.RSinvestments.com/prospectus.htm. You can also get this information at no cost by calling 800-766-3863 or by sending an e-mail request to prospectus@rsinvestments.com. You can also get this information from your financial intermediary. This Summary Prospectus incorporates by reference the Fund’s Prospectus and SAI, each dated May 1, 2010, and the financial statements included in the Fund’s annual report to shareholders, dated December 31, 2009.

Investment Objective

Long-term capital appreciation. It is anticipated that long-term capital appreciation will be accompanied by dividend income, which may vary depending on factors such as the location of the investments.

Fees and Expenses of the Fund

The tables below describe the fees and expenses that you may pay if you buy and hold shares of the Fund. You may qualify for sales charge discounts for the purchase of Class A shares if you and your family invest, or agree to invest in the future, at least $50,000 in RS Funds. More information about these and other discounts is available from your financial professional and in the “Types of Shares Available — Class A Shares” section on page 105 of the Fund’s prospectus and the “Waivers of Certain Sales Loads” section on page 37 of the Fund’s statement of additional information.

Shareholder Fees (fees paid directly from your investment)
Share Class	Class A		Class B		Class C		Class K
Maximum Sales Charge (Load) Imposed on Purchases (as a percentage of offering price)	4.75%		None		None		None
Maximum Deferred Sales Charge (Load) (as a percentage of the lower of sale proceeds or the original offering price)	None	[1]	3.00%	[2]	1.00%	[3]	None

Annual Fund Operating Expenses (expenses are deducted from Fund assets as a percentage of average daily net assets)
Share Class	Class A		Class B		Class C		Class K
Management Fees	0.80%		0.80%		0.80%		0.80%
Distribution (12b-1) Fees	0.25%		1.00%		1.00%		0.65%
Other Expenses	0.70%		0.79%		0.63%		0.67%
Total Annual Fund Operating Expenses[4]	1.75%		2.59%		2.43%		2.12%
Fee Waiver/Expense Limitation[4]	-0.02%		0.00%		0.00%		-0.16%
Net Expenses[4]	1.73%		2.59%		2.43%		1.96%
1	Contingent deferred sales load of 1.00% applies to purchases of $1 million or more of Class A shares if these shares are sold within 18 months of purchase.
2	Maximum contingent deferred sales load declines to 2.00% if shares are sold in year 3 or 4 after purchase; 1.00% in year 5 or 6; and 0.00% in year 7 and beyond.
3	Contingent deferred sales load applies for shares sold within one year of purchase.
4	An expense limitation with respect to the Fund’s Total Annual Fund Operating Expenses is imposed pursuant to a written agreement in effect through April 30, 2011, to limit the Fund’s Total Annual Fund Operating Expenses to 1.73% for Class A shares, 2.97% for Class B shares, 2.65% for Class C shares, and 1.96% for Class K shares. The effect, if any, of this limitation is reflected under the caption “Fee Waiver/Expense Limitation.” “Net Expenses” reflect the effect of this expense limitation on Total Annual Fund Operating Expenses. This expense limitation will continue through April 30, 2011, at which time RS Investments will determine whether or not to renew or revise it.

Example

This Example is intended to help you compare the cost of investing in the Fund with the costs of investing in other mutual funds. The Example assumes that you invest $10,000 in the Fund for the time periods indicated. This Example also assumes that your investment earns a 5% return each year and that the operating expenses of the Fund through April 30, 2011, are the same as those shown above under “Net Expenses” and for all subsequent periods are the same as those shown above under “Total Annual Fund Operating Expenses.” The 10-year figures shown below reflect the conversion of Class B shares to Class A shares after the eighth anniversary of purchase. Although your actual costs may be higher or lower, based on these assumptions, your costs would be:

	Assuming Redemption at End of Period				Assuming No Redemption
	Class A	Class B	Class C	Class K	Class A	Class B	Class C	Class K
1 Year	$642	$562	$346	$199	$642	$262	$246	$199
3 Years	$998	$1,005	$758	$649	$998	$805	$758	$649
5 Years	$1,377	$1,475	$1,296	$1,124	$1,377	$1,375	$1,296	$1,124
10 Years	$2,438	$2,720	$2,766	$2,439	$2,438	$2,720	$2,766	$2,439

RS INTERNATIONAL GROWTH FUND

Portfolio Turnover

The Fund pays transaction costs, such as commissions, when it buys and sells securities (or “turns over” its portfolio). A higher portfolio turnover rate may indicate higher transaction costs and may result in higher taxes for you if your Fund shares are held in a taxable account. These costs, which are not reflected in annual fund operating expenses or in the Example, affect the Fund’s performance. During the most recent fiscal year, the Fund’s portfolio turnover rate was 99% of the average value of its portfolio.

Investments, Risks, and Performance

Principal Investment Strategies

RS Investments, the Fund’s investment adviser, has engaged Guardian Baillie Gifford Limited (“GBG”) to act as sub adviser to the Fund. GBG has engaged Baillie Gifford Overseas Limited (“BG Overseas”) to act as sub-sub adviser to the Fund.

The Fund normally invests at least 80% of the value of the Fund’s net assets in common stocks and convertible securities issued by companies domiciled outside of the United States. The Fund does not usually focus its investments in a particular industry or country. In constructing the portfolio, the Fund’s investment team normally takes into account the industry and country allocations in the Morgan Stanley Capital International (“MSCI”) Index for Europe, Australasia, and the Far East (“EAFE”). A significant part of the Fund’s assets will normally be divided among continental Europe, the United Kingdom, Japan, and Asia (including Australia and New Zealand). However, there are no limitations on how much money the Fund can invest in any one country. The Fund may invest up to 20% (measured at the time of purchase) of its total assets in countries in emerging markets when BG Overseas believes it would be appropriate to do so.

The Fund’s investment team uses rigorous fundamental research and a bottom-up, stock-driven approach to country and asset allocation, with the objective of making long-term investments in companies it believes can sustain above-average growth rates and trade at reasonable prices. The investment team looks for companies that it believes have attractive industry backgrounds, strong competitive positions within those industries, high-quality earnings, and a positive approach toward shareholders. Some of the fundamental factors that the team considers when analyzing companies are: earnings growth, cash flow growth, profitability, debt and interest cover, and valuation. To determine how to allocate the Fund’s assets geographically, the Fund’s investment team evaluates economic, market, and political trends worldwide. Among the factors considered are currency exchange rates, the growth potential of economies and securities markets, technological developments, and political and social conditions.

The Fund also may invest in foreign issuers through American Depositary Receipts (ADRs), European Depositary Receipts (EDRs), Global Depositary Receipts (GDRs), or similar investment vehicles.

Principal Risks

You may lose money by investing in the Fund. The Fund may not achieve its investment objective. The principal risks of investing in the Fund, which could adversely affect its net asset value and total return, are as follows.

Equity Securities Risk

The value of a company’s stock may decline in response to factors affecting that particular company or stock markets generally.

Foreign Securities Risk

Foreign securities are subject to political, regulatory, and economic risks not present in domestic investments. In addition, when the Fund buys securities denominated in a foreign currency, there are special risks such as changes in currency exchange rates and the risk that a foreign government could regulate foreign exchange transactions. In addition, to the extent that investments are made in a limited number of countries, events in those countries will have a more significant impact on the Fund.

Currency Risk

Investments in foreign securities are often denominated and traded in foreign currencies. The value of the Fund’s assets may be affected favorably or unfavorably by currency exchange rates, currency exchange control regulations, and restrictions or prohibitions on the repatriation of foreign currencies. To attempt to protect against changes in currency exchange rates, the Fund may, but will not necessarily, engage in forward foreign-currency exchange transactions. The use of foreign exchange transactions to reduce foreign-currency exposure can eliminate some or all of the benefit of an increase in the value of a foreign currency versus the U.S. dollar.

Small Companies Risk

Small companies may be subject to a number of risks not associated with larger, more established companies, potentially making their stock prices more volatile and increasing the risk of loss.

Emerging Market Risk

To the extent that the Fund invests in emerging markets, there are special risks in addition to the general risks of investing abroad. These risks include, among others, greater political and economic instability, greater volatility in currency exchange rates, less developed securities markets, possible trade barriers, currency transfer restrictions, a more limited number of potential buyers, an emerging market country’s dependence on revenue from particular commodities or international aid, less governmental supervision and regulation, unavailability of currency hedging techniques, companies that are newly organized and small, differences in auditing and financial reporting standards, which may result in unavailability of material information about issuers, and less developed legal systems. These factors could make emerging market investments more volatile and less liquid than investments in developed markets.

Investment Style Risk

A mutual fund investing principally in growth style stocks may at times underperform other mutual funds that invest more broadly or that have different investment styles.

Liquidity Risk

Lack of a ready market or restrictions on resale may limit the ability of the Fund to sell a security at an advantageous time or price. In addition, the Fund, by itself or together with other accounts managed by BG Overseas, may hold a position in a security

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RS INTERNATIONAL GROWTH FUND

that is large relative to the typical trading volume for that security, which can make it difficult for the Fund to dispose of the position at an advantageous time or price.

Cash Position Risk

To the extent that the Fund holds assets in cash and cash equivalents and not in the investments previously described, the ability of the Fund to meet its objective may be limited.

Derivatives Risk

Derivative transactions can create investment leverage and may be highly volatile. It is possible that a derivative transaction will result in a loss greater than the principal amount invested, and the Fund may not be able to close out a derivative transaction at a favorable time or price.

Portfolio Turnover Risk

Frequent purchases and sales of portfolio securities may result in higher Fund expenses and may result in more significant distributions of short-term capital gains to investors, which are taxed as ordinary income.

Fund Performance

The bar chart and table below provide some indication of the risks of investing in the Fund by showing changes in the Fund’s performance from year to year and by comparing the Fund’s returns with those of two broad measures of market performance. The bar chart shows changes in the performance of the Fund’s Class A shares for the past 10 calendar years. The returns in the bar chart do not reflect the impact of sales loads. If they did, the returns would be lower than those shown. The table compares the Fund’s performance with two broad-based market indexes. The returns in the table reflect the impact of sales loads. As a result, the returns in the table are lower than the returns in the bar chart. The returns in the table for Class B shares reflect the conversion of Class B shares to Class A shares after the eighth anniversary of purchase. The Fund is the successor to The Guardian Baillie Gifford International Growth Fund, a mutual fund with substantially similar investment objectives, strategies, and policies (the “Predecessor Fund”). The performance of the Fund provided in the chart and the table includes that of the Predecessor Fund for periods prior to October 9, 2006. The Fund’s past performance (before and after taxes) is not an indication of future performance. Updated performance information for the Fund is available at www.RSinvestments.com or by calling 800-766-3863.

Annual Total Return for Class A Shares (calendar year-end)

Best Quarter Second Quarter 2009 25.30% Worst Quarter Fourth Quarter 2008 -23.14%

Average Annual Total Returns (periods ended 12/31/09)
	Inception Date of Share Class	1 Year	5 Years	10 Years	Since Inception
Class A Shares	2/16/93
Return Before Taxes		29.25%	3.48%	-1.70%	5.61%
Return After Taxes on Distributions		29.25%	3.13%	-2.31%	4.79%
Return After Taxes on Distributions and Sale of Fund Shares		19.01%	2.79%	-1.69%	4.60%
MSCI EAFE Index (reflects no deduction for fees, expenses or taxes)		32.46%	4.02%	1.58%	6.95%
MSCI EAFE Growth Index (reflects no deduction for fees, expenses or taxes)		29.91%	4.02%	-1.00%	4.93%
Class B Shares	5/1/96	31.75%	3.31%	-2.11%	3.24%
MSCI EAFE Index (reflects no deduction for fees, expenses or taxes)		32.46%	4.02%	1.58%	4.54%
MSCI EAFE Growth Index (reflects no deduction for fees, expenses or taxes)		29.91%	4.02%	-1.00%	2.74%
Class C Shares	8/7/00	33.77%	3.65%	—	-0.66%
MSCI EAFE Index (reflects no deduction for fees, expenses or taxes)		32.46%	4.02%	—	2.57%
MSCI EAFE Growth Index (reflects no deduction for fees, expenses or taxes)		29.91%	4.02%	—	0.62%
Class K Shares	5/15/01	35.53%	4.20%	—	2.52%
MSCI EAFE Index (reflects no deduction for fees, expenses or taxes)		32.46%	4.02%	—	4.71%
MSCI EAFE Growth Index (reflects no deduction for fees, expenses or taxes)		29.91%	4.02%	—	3.63%

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RS INTERNATIONAL GROWTH FUND

The MCSI EAFE Index (Europe, Australasia, and Far East) is a free float-adjusted market capitalization index that is designed to measure the equity market performance of developed markets, excluding the US & Canada. Index results assume the reinvestment of dividends paid on the stocks constituting the index. Since inception performance for the index is measured from 1/31/93 for Class A shares, and from 4/30/96 for Class B shares, the month ends prior to the commencement of operations of these share classes.

The MCSI EAFE Growth Index (Europe, Australasia, and Far East) generally represents approximately 50% of the free float-adjusted market capitalization of the MSCI EAFE Index and consists of those securities within the MSCI EAFE Index classified by MSCI as most representing the growth style. Index results assume the reinvestment of dividends paid on the stocks constituting the index. Since inception performance for the index is measured from 1/31/93 for Class A shares, and from 4/30/96 for Class B shares, the month ends prior to the commencement of operations of these share classes.

After-tax returns are shown for Class A shares only; after-tax returns for other classes will vary. After-tax returns are calculated using the historical highest individual federal marginal income tax rates and do not reflect the impact of state and local taxes. Actual after-tax returns depend on an investor’s tax situation and may differ from those shown. After-tax returns shown are not relevant to investors who hold their Fund shares through tax-deferred arrangements such as 401(k) plans or individual retirement accounts.

Management of the Fund

Investment Adviser

RS Investment Management Co. LLC

Investment Sub-Adviser

Guardian Baillie Gifford Limited

Investment Sub-Subadviser

Baillie Gifford Overseas Limited

Investment Team

James Anderson has been a member of the Fund’s investment team since October 2009. Tim Campbell has been a member of the Fund’s investment team since October 2009. John Carnegie has been a member of the Fund’s investment team since October 2009. Tom Coutts has been a member of the Fund’s investment team since October 2009. David Salter has been a member of the Fund’s investment team since October 2009. Kavé Sigaroudinia has been a member of the Fund’s investment team since October 2009. Nick Thomas, CFA has been a member of the Fund’s investment team since October 2009. Sarah Whitley has been a member of the Fund’s investment team since October 2009.

Purchase and Sale of Fund Shares

Investment Minimums	Class A	Class B	Class C	Class K
Minimum Initial Investment	$2,500	$2,500	$2,500	$1,000
Minimum Subsequent Investments	$100	$100	$100	None

A $1,000 minimum purchase amount and a $100 minimum subsequent purchase amount apply for Individual Retirement Accounts (IRAs), gift/transfer to minor accounts, automatic investment plans, and qualified retirement plans. A $25 minimum initial and subsequent purchase amount applies for payroll deduction accounts.

You may redeem your shares on any business day when the New York Stock Exchange is open by mail (Boston Financial Data Services, RS International Growth Fund, P.O. Box 219717, Kansas City, MO 64121-9717), by telephone (800-766-3863), or online (www.RSinvestments.com).

Tax Information

The Fund normally distributes its net investment income and net realized capital gains, if any, to shareholders. These distributions are generally taxable to you as ordinary income or capital gains, unless you are investing through a tax-deferred arrangement, such as a 401(k) plan or an individual retirement account.

Payments to Broker-Dealers and Other Financial Intermediaries

If you purchase the Fund through a broker-dealer or other financial intermediary (such as a bank), the Fund and its related companies may pay the intermediary for the sale of Fund shares and related services. These payments may create a conflict of interest by influencing the broker-dealer or other intermediary and your salesperson to recommend the Fund over another investment. Ask your salesperson or visit your financial intermediary’s Web site for more information.

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